Income taxes - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Line Items]
Deferred tax liabilities	$ (23,024)	$ 0
Net deferred tax assets (liabilities)	(23,024)	0
Deferred financing costs [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	0	12,952
Provisions [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	3,958	3,963
Right-of-use asset [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	1,951	22
Operating losses [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	0	2,462
Non-capital losses [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	247	12
Mineral properties, plant and equipment [Member]
Disclosure of income tax [Line Items]
Deferred tax liabilities	(28,933)	(17,330)
Asset retirement provisions [Member]
Disclosure of income tax [Line Items]
Deferred tax liabilities	0	(2,046)
Lease liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liabilities	0	(19)
Other [Member]
Disclosure of income tax [Line Items]
Deferred tax liabilities	$ (247)	$ (16)